INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	5 to Indefinite
Management contracts	11 to 16
Other	4 to 10
The following table presents the components of the partnership’s intangible assets as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Cost	$1,029	$1,128
Accumulated amortization	(65)	(68)
Total intangible assets	$964	$1,060

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2026 and the year ended December 31, 2025:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Balance, beginning of period	$1,060	$899
Acquisitions	12	16
Acquisition through business combinations(1)	27	83
Amortization	(9)	(11)
Foreign currency translation and other	(18)	73
Reclassification of Opportunistic Fund Investments to assets held for sale(2)	(108)	—
Balance, end of period	$964	$1,060
(1)In the third quarter of 2025, the partnership acquired the European Hostels portfolio. In the first quarter of 2026, the partnership acquired a multifamily operating platform in Brazil. See Note 3, Business Combinations, for more information.
(2)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.